UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT
TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 17, 2007 to January 15, 2008

Commission File Number of issuing entity: 1-32822; 333-111858-19
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STRATS (SM) TRUST FOR PROCTER & GAMBLE SECURITIES, SERIES 2006-1
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(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-111858
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SYNTHETIC FIXED-INCOME SECURITIES, INC.
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(Exact name of depositor as specified in its charter)

SYNTHETIC FIXED-INCOME SECURITIES, INC.
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(Exact name of sponsor as specified in its charter)

New York
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(State or other jurisdiction of incorporation or
organization of the issuing entity)

52-2316399
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(I.R.S. Employer Identification No.)

One Wachovia Center, 301 S. College St. Charlotte, North Carolina	28288
(Address of principal executive offices of the issuing entity)	(Zip Code)

(704) 374-6611
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATS(SM) Certificates, Series 2006-1	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒                       No ☐

Explanatory Note: This form 10-D/A is filed to amend paragraph 8 of the Trustee's distribution statement as originally filed.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

On January 15, 2008, a distribution in respect of the January 15, 2008 scheduled distribution date was made to holders of the STRATS (SM) Certificates, Series 2006-1. Attached as Exhibit 99.1 is the Trustee's Distribution Statement for the January 15, 2008 scheduled distribution date, prepared by The Bank of New York, as trustee.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.

The Procter & Gamble Company, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the "Exchange Act"). For information on The Procter & Gamble Company please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-00434. The Commission maintains a site on the World Wide Web at http://www.sec.gov at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR." Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Procter & Gamble Company may be accessed on this site. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a)	99.1 Trustee's Distribution Statement for the January 15, 2008 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 15, 2008	Synthetic Fixed-Income Securities, Inc. (Depositor) /s/ Jeremy Swinson By: Jeremy Swinson Title: Vice President